Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Consolidating Financial Information

33    Condensed Consolidating Financial Information

Canadian Pacific Railway Limited (“CPRL”) and Canadian Pacific Railway Company (“CPRC”), a 100 percent owned subsidiary of CPRL, have filed a registration statement on Form F-3 registering debt securities to be issued by CPRC. These debt securities have been fully and unconditionally guaranteed by CPRL. As a result of this guarantee provided by its parent, CPRC is exempt from filing financial statements required by Regulation S-X, however CPRL is required to present the following Condensed Consolidating Financial Information (“CCFI”) for CPRL, CPRC and non-guarantor subsidiaries of CPRL.

Investments in subsidiaries are accounted for under the equity method when presenting the CCFI.

The tables include all adjustments necessary to reconcile the CCFI on a consolidated basis to CPRL’s consolidated financial statements for the periods presented.

CONDENSED CONSOLIDATING STATEMENTS OF INCOME

YEAR ENDED DECEMBER 31, 2014

(in millions of Canadian dollars)

	CPRL (Parent Guarantor)	CPRC (Subsidiary Issuer)	Non-Guarantor Subsidiaries	Consolidating Adjustments and Eliminations	CPRL Consolidated

Revenues
Freight	$–	$4,524	$1,940	$–	$6,464
Other	–	130	357	(331)	156

Total revenues	–	4,654	2,297	(331)	6,620

Operating expenses
Compensation and benefits	–	949	403	–	1,352
Fuel	–	779	269	–	1,048
Materials	–	156	37	–	193
Equipment rents	–	137	18	–	155
Depreciation and amortization	–	396	156	–	552
Purchased services and other	–	706	610	(331)	985
Labour restructuring	–	(4)	–	–	(4)

Total operating expenses	–	3,119	1,493	(331)	4,281

Operating income	–	1,535	804	–	2,339
Less:
Other income and charges	3	46	(30)	–	19
Net interest expense	–	250	32	–	282

(Loss) income before income tax expense and equity in net earnings of subsidiaries	(3)	1,239	802	–	2,038
Less: Income tax (recovery) expense	(1)	320	243	–	562
Add: Equity in net earnings of subsidiaries	1,478	559	–	(2,037)	–

Net income	$1,476	$1,478	$559	$(2,037)	$1,476

CONDENSED CONSOLIDATING STATEMENTS OF INCOME

YEAR ENDED DECEMBER 31, 2013

(in millions of Canadian dollars)

	CPRL (Parent Guarantor)	CPRC (Subsidiary Issuer)	Non-Guarantor Subsidiaries	Consolidating Adjustments and Eliminations	CPRL Consolidated

Revenues
Freight	$–	$4,201	$1,781	$–	$5,982
Other	–	128	364	(341)	151

Total revenues	–	4,329	2,145	(341)	6,133

Operating expenses
Compensation and benefits	–	1,027	358	–	1,385
Fuel	–	751	253	–	1,004
Materials	–	125	35	–	160
Equipment rents	–	150	23	–	173
Depreciation and amortization	–	416	149	–	565
Purchased services and other	–	690	649	(341)	998
Asset impairments	–	–	435	–	435
Labour restructuring	–	(6)	(1)	–	(7)

Total operating expenses	–	3,153	1,901	(341)	4,713

Operating income	–	1,176	244	–	1,420
Less:
Other income and charges	1	28	(12)	–	17
Net interest (income) expense	(1)	211	68	–	278

Income before income tax expense and equity in net earnings of subsidiaries	–	937	188	–	1,125
Less: Income tax expense	–	243	7	–	250
Add: Equity in net earnings of subsidiaries	875	181	–	(1,056)	–

Net income	$875	$875	$181	$(1,056)	$875

CONDENSED CONSOLIDATING STATEMENTS OF INCOME

YEAR ENDED DECEMBER 31, 2012

(in millions of Canadian dollars)

	CPRL (Parent Guarantor)	CPRC (Subsidiary Issuer)	Non-Guarantor Subsidiaries	Consolidating Adjustments and Eliminations	CPRL Consolidated

Revenues
Freight	$–	$3,968	$1,582	$–	$5,550
Other	–	126	304	(285)	145

Total revenues	–	4,094	1,886	(285)	5,695

Operating expenses
Compensation and benefits	–	1,103	371	–	1,474
Fuel	–	768	231	–	999
Materials	–	137	29	–	166
Equipment rents	–	165	41	–	206
Depreciation and amortization	–	389	150	–	539
Purchased services and other	–	749	580	(285)	1,044
Asset impairments	–	88	177	–	265
Labour restructuring	–	51	2	–	53

Total operating expenses	–	3,450	1,581	(285)	4,746

Operating income	–	644	305	–	949
Less:
Other income and charges	–	30	7	–	37
Net interest expense	–	243	33	–	276

Income before income tax expense and equity in net earnings of subsidiaries		371	265	–	636
Less: Income tax expense	–	101	51	–	152
Add: Equity in net earnings of subsidiaries	484	214	–	(698)	–

Net income	$484	$484	$214	$(698)	$484

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2014

(in millions of Canadian dollars)

	CPRL (Parent Guarantor)	CPRC (Subsidiary Issuer)	Non- Guarantor Subsidiaries	Consolidating Adjustments and Eliminations	CPRL Consolidated

Net income	$1,476	$1,478	$559	$(2,037)	$1,476
Net (loss) gain in foreign currency translation adjustments, net of hedging activities	–	(316)	284	–	(32)
Change in derivatives designated as cash flow hedges	–	(49)	–	–	(49)
Change in pension and post-retirement defined benefit plans	–	(908)	(33)	–	(941)

Other comprehensive (loss) income before income taxes	–	(1,273)	251	–	(1,022)
Income tax recovery on above items	–	293	13	–	306
Equity accounted investments	(716)	264	–	452	–

Other comprehensive (loss) income	(716)	(716)	264	452	(716)

Comprehensive income	$760	$762	$823	$(1,585)	$760

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2013

(in millions of Canadian dollars)

	CPRL (Parent Guarantor)	CPRC (Subsidiary Issuer)	Non- Guarantor Subsidiaries	Consolidating Adjustments and Eliminations	CPRL Consolidated

Net income	$875	$875	$181	$(1,056)	$875
Net (loss) gain in foreign currency translation adjustments, net of hedging activities	–	(219)	222	–	3
Change in derivatives designated as cash flow hedges	–	(1)	–	–	(1)
Change in pension and post-retirement defined benefit plans	–	1,631	50	–	1,681

Other comprehensive income before income taxes	–	1,411	272	–	1,683
Income tax expense on above items	–	(400)	(18)	–	(418)
Equity accounted investments	1,265	254	–	(1,519)	–

Other comprehensive income	1,265	1,265	254	(1,519)	1,265

Comprehensive income	$2,140	$2,140	$435	$(2,575)	$2,140

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

YEAR ENDED DECEMBER 31, 2012

(in millions of Canadian dollars)

	CPRL (Parent Guarantor)	CPRC (Subsidiary Issuer)	Non- Guarantor Subsidiaries	Consolidating Adjustments and Eliminations	CPRL Consolidated

Net income	$484	$484	$214	$(698)	$484
Net gain (loss) in foreign currency translation adjustments, net of hedging activities	–	67	(56)	–	11
Change in derivatives designated as cash flow hedges	–	9	–	–	9
Change in pension and post-retirement defined benefit plans	–	(54)	4	–	(50)

Other comprehensive income (loss) before income taxes	–	22	(52)	–	(30)
Income tax recovery (expense) on above items	–	3	(3)	–	–
Equity accounted investments	(32)	(57)	–	87	(2)

Other comprehensive (loss) income	(32)	(32)	(55)	87	(32)

Comprehensive income	$452	$452	$159	$(611)	$452

CONDENSED CONSOLIDATING BALANCE SHEETS AS AT

DECEMBER 31, 2014

(in millions of Canadian dollars)

	CPRL (Parent Guarantor)	CPRC (Subsidiary Issuer)	Non-Guarantor Subsidiaries	Consolidating Adjustments and Eliminations	CPRL Consolidated

Assets
Current assets
Cash and cash equivalents	$–	$152	$74	$–	$226
Accounts receivable, net	–	490	212	–	702
Accounts receivable, inter-company	58	147	230	(435)	–
Short-term advances to affiliates	–	170	1,974	(2,144)	–
Materials and supplies	–	137	40	–	177
Deferred income taxes	4	15	37	–	56
Other current assets	–	27	89	–	116

	62	1,138	2,656	(2,579)	1,277
Long-term advances to affiliates	1	207	1,316	(1,524)	–
Investments	–	15	97	–	112
Investments in subsidiaries	7,618	8,231	–	(15,849)	–
Properties	–	7,976	6,462	–	14,438
Assets held for sale	–	8	174	–	182
Goodwill and intangible assets	–	–	176	–	176
Pension asset	–	304	–	–	304
Other assets	–	94	23	–	117

Total assets	$7,681	$17,973	$10,904	$(19,952)	$16,606

Liabilities and shareholders’ equity
Current liabilities
Accounts payable and accrued liabilities	$97	$896	$284	$–	$1,277
Accounts payable, inter-company	–	288	147	(435)	–
Short-term advances from affiliates	1,974	–	170	(2,144)	–
Long-term debt maturing within one year	–	91	43	–	134

	2,071	1,275	644	(2,579)	1,411
Pension and other benefit liabilities	–	692	63	–	755
Long-term advances from affiliates	–	1,316	208	(1,524)	–
Other long-term liabilities	–	286	146	–	432
Long-term debt	–	5,570	55	–	5,625
Deferred income taxes	–	1,216	1,557	–	2,773

Total liabilities	2,071	10,355	2,673	(4,103)	10,996
Shareholders’ equity
Share capital	2,185	1,037	5,122	(6,159)	2,185
Additional paid-in capital	36	1,547	569	(2,116)	36
Accumulated other comprehensive loss	(2,219)	(2,219)	170	2,049	(2,219)
Retained earnings	5,608	7,253	2,370	(9,623)	5,608

	5,610	7,618	8,231	(15,849)	5,610

Total liabilities and shareholders’ equity	$7,681	$17,973	$10,904	$(19,952)	$16,606

CONDENSED CONSOLIDATING BALANCE SHEETS AS AT

DECEMBER 31, 2013

(in millions of Canadian dollars)

	CPRL (Parent Guarantor)	CPRC (Subsidiary Issuer)	Non-Guarantor Subsidiaries	Consolidating Adjustments and Eliminations	CPRL Consolidated

Assets
Current assets
Cash and cash equivalents	$–	$91	$385	$–	$476
Restricted cash and cash equivalents	–	411	–	–	411
Accounts receivable, net	–	408	172	–	580
Accounts receivable, inter-company	61	133	131	(325)	–
Short-term advances to affiliates	78	1,083	668	(1,829)	–
Materials and supplies	–	133	32	–	165
Deferred income taxes	3	264	77	–	344
Other current assets	–	36	17	–	53

	142	2,559	1,482	(2,154)	2,029
Long-term advances to affiliates	1	1,408	1,576	(2,985)	–
Investments	–	11	81	–	92
Investments in subsidiaries	7,016	4,645	–	(11,661)	–
Properties	–	7,553	5,774	–	13,327
Assets held for sale	–	–	222	–	222
Goodwill and intangible assets	–	–	162	–	162
Pension asset	–	1,028	–	–	1,028
Other assets	–	129	34	–	163

Total assets	$7,159	$17,333	$9,331	$(16,800)	$17,023

Liabilities and shareholders’ equity
Current liabilities
Accounts payable and accrued liabilities	$62	$828	$299	$–	$1,189
Accounts payable, inter-company	–	192	133	(325)	–
Short-term advances from affiliates	–	668	1,161	(1,829)	–
Long-term debt maturing within one year	–	179	10	–	189

	62	1,867	1,603	(2,154)	1,378
Pension and other benefit liabilities	–	622	35	–	657
Long-term advances from affiliates	–	1,577	1,408	(2,985)	–
Other long-term liabilities	–	204	134	–	338
Long-term debt	–	4,557	93	–	4,650
Deferred income taxes	–	1,490	1,413	–	2,903

Total liabilities	62	10,317	4,686	(5,139)	9,926
Shareholders’ equity
Share capital	2,240	1,037	2,195	(3,232)	2,240
Additional paid-in capital	34	1,528	566	(2,094)	34
Accumulated other comprehensive loss	(1,503)	(1,503)	(93)	1,596	(1,503)
Retained earnings	6,326	5,954	1,977	(7,931)	6,326

	7,097	7,016	4,645	(11,661)	7,097

Total liabilities and shareholders’ equity	$7,159	$17,333	$9,331	$(16,800)	$17,023

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2014

(in millions of Canadian dollars)

	CPRL (Parent Guarantor)	CPRC (Subsidiary Issuer)	Non-Guarantor Subsidiaries	Consolidating Adjustments and Eliminations	CPRL Consolidated

Cash provided by operating activities	$183	$1,684	$604	$(348)	$2,123

Investing activities
Additions to properties	–	(816)	(702)	69	(1,449)
Proceeds from the sale of west end of Dakota, Minnesota and Eastern Railroad	–	–	236	–	236
Proceeds from sale of properties and other assets	–	116	5	(69)	52
Advances to affiliates	–	(611)	(2,636)	3,247	–
Repayment of advances to affiliates	–	2,167	1,592	(3,759)	–
Capital contributions to affiliates	–	(2,927)	–	2,927	–
Change in restricted cash and cash equivalents used to collateralize letters of credit	–	411	–	–	411
Other	–	2	(2)	–	–

Cash used in investing activities	–	(1,658)	(1,507)	2,415	(750)

Financing activities
Dividends paid	(244)	(182)	(166)	348	(244)
Issuance of share capital	–	–	2,927	(2,927)	–
Issuance of CP common shares	62	–	–	–	62
Purchase of CP common shares	(2,050)	–	–	–	(2,050)
Repayment of long-term debt, excluding commercial paper	–	(174)	(9)	–	(183)
Net issuance of commercial paper	–	771	–	–	771
Settlement of foreign exchange forward on long-term debt	–	17	–	–	17
Advances from affiliates	2,049	1,198	–	(3,247)	–
Repayment of advances from affiliates	–	(1,592)	(2,167)	3,759	–
Other	–	–	(3)	–	(3)

Cash (used in) provided by financing activities	(183)	38	582	(2,067)	(1,630)

Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	–	(3)	10	–	7

Cash position
Increase (decrease) in cash and cash equivalents	–	61	(311)	–	(250)
Cash and cash equivalents at beginning of year	–	91	385	–	476

Cash and cash equivalents at end of year	$–	$152	$74	$–	$226

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2013

(in millions of Canadian dollars)

	CPRL (Parent Guarantor)	CPRC (Subsidiary Issuer)	Non-Guarantor Subsidiaries	Consolidating Adjustments and Eliminations	CPRL Consolidated

Cash provided by operating activities	$123	$1,327	$707	$(207)	$1,950

Investing activities
Additions to properties	–	(882)	(470)	116	(1,236)
Proceeds from sale of properties and other assets	–	65	124	(116)	73
Advances to affiliates	–	–	(137)	137	–
Repayment of advances to affiliates	–	–	84	(84)	–
Capital contributions to affiliates	–	(100)	–	100	–
Change in restricted cash and cash equivalents used to collateralize letters of credit	–	(411)	–	–	(411)
Other	–	(21)	(2)	–	(23)

Cash used in investing activities	–	(1,349)	(401)	153	(1,597)

Financing activities
Dividends paid	(244)	(123)	(84)	207	(244)
Issuance of share capital	–	–	100	(100)	–
Issuance of CP common shares	83	–	–	–	83
Issuance of long-term debt, excluding commercial paper	–	60	(60)	–	–
Repayment of long-term debt, excluding commercial paper	–	(48)	(8)	–	(56)
Advances from affiliates	38	99	–	(137)	–
Repayment of advances from affiliates	–	(84)	–	84	–
Other	–	(3)	–	–	(3)

Cash used in financing activities	(123)	(99)	(52)	54	(220)

Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	–	1	9	–	10

Cash position
(Decrease) increase in cash and cash equivalents	–	(120)	263	–	143
Cash and cash equivalents at beginning of year	–	211	122	–	333

Cash and cash equivalents at end of year	$–	$91	$385	$–	$476

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2012

(in millions of Canadian dollars)

	CPRL (Parent Guarantor)	CPRC (Subsidiary Issuer)	Non-Guarantor Subsidiaries	Consolidating Adjustments and Eliminations	CPRL Consolidated

Cash provided by operating activities	$102	$1,158	$538	$(470)	$1,328

Investing activities
Additions to properties	–	(600)	(548)	–	(1,148)
Proceeds from sale of properties and other assets	–	59	86	–	145
Advances to affiliates	(77)	(1,067)	(53)	1,197	–
Repayment of advances to affiliates	–	1,206	1,382	(2,588)	–
Capital contributions to affiliates	–	(179)	–	179	–
Repurchase of share capital from affiliate	–	1,067	–	(1,067)	–
Other	–	(8)	–	–	(8)

Cash (used in) provided by investing activities	(77)	478	867	(2,279)	(1,011)

Financing activities
Dividends paid	(223)	(102)	(368)	470	(223)
Issuance of share capital	–	–	179	(179)	–
Return of share capital to affiliate	–	–	(1,067)	1,067	–
Issuance of CP common shares	198	–	–	–	198
Issuance of long-term debt, excluding commercial paper	–	71	–	–	71
Repayment of long-term debt, excluding commercial paper	–	(46)	(4)	–	(50)
Net decrease in short-term borrowing	–	(25)	(2)	–	(27)
Advances from affiliates	–	58	1,139	(1,197)	–
Repayment of advances from affiliates	–	(1,382)	(1,206)	2,588	–
Other	–	1	–	–	1

Cash used in financing activities	(25)	(1,425)	(1,329)	2,749	(30)

Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	–	(1)	–	–	(1)

Cash position
Increase in cash and cash equivalents	–	210	76	–	286
Cash and cash equivalents at beginning of year	–	1	46	–	47

Cash and cash equivalents at end of year	$–	$211	$122	$–	$333